Law Offices of DT Chisolm, P.C.

11508 H-236 Providence Road

Charlotte, NC 28277

July 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
XBRL Filing

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Prospectus for the Global X SuperIncome & MLP Index ETF, Global X SuperIncome Preferred ETF and Global X SuperIncome REIT ETF (the “Funds”). The purpose of the filing is to submit the 497(c) filing dated July 17, 2012 (Accession No. 0001144204-12-039712) in XBRL for the Funds.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm